Goodwill and Other Intangible Assets	6 Months Ended
Jun. 30, 2026
Disclosure Text Block Supplement [Abstract]
Intangible Asset and Goodwill
Note 6. Goodwill and Other Intangible Assets
 Goodwill
Changes in the carrying amount of the Company’s goodwill during the six months ended June 30, 2026 were as follows:

(U.S. $ in thousands)
Goodwill as of January 1, 2026	$101,599
Measurement period adjustments	(659)
Currency translation adjustments	(316)
Goodwill as of June 30, 2026	$100,624
Other Intangible Assets
Other intangible assets consisted of the following:

	June 30, 2026			December 31, 2025
	Carrying Amount, net of Impairment	Accumulated Amortization	Net book value	Carrying Amount, net of Impairment	Accumulated Amortization	Net book value
	(U.S. $ in thousands)			(U.S. $ in thousands)
Developed technology	$406,388	$(345,555)	$60,833	$406,606	$(336,621)	$69,985
Patents	31,260	(15,000)	16,260	30,028	(13,717)	16,311
Trademarks and trade names	22,366	(19,537)	2,829	22,406	(19,062)	3,344
Customer relationships	102,912	(97,341)	5,571	103,084	(96,882)	6,202
	$562,926	$(477,433)	$85,493	$562,124	$(466,282)	$95,842
Amortization expenses relating to intangible assets for the three-month periods ended June 30, 2026 and 2025 were approximately $5.8 million and $5.4 million, respectively. Amortization expenses relating to intangible assets for the six-month periods ended June 30, 2026 and 2025 were approximately $11.5 million and $10.9 million, respectively.
As of June 30, 2026, the estimated amortization expenses relating to intangible assets for each of the following future periods were as follows:

Estimated Amortization Expenses
(U.S. $ in thousands)
Remaining 6 months of 2026	$11,393
2027	21,888
2028	17,683
2029	11,933
2030	11,300
2031 and thereafter	11,296
Total	$85,493